11. Recoverable taxes	12 Months Ended
Dec. 31, 2018
Recoverable Taxes
Recoverable taxes
	2018	2017

State VAT tax credits - ICMS (note 11.1)	2,335	1,886
Provision for non-realization of ICMS (VAT) tax credits	(28)	(369)
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS (note 11.2)	717	424
Social Security Contribution – INSS	328	312
Income tax and social contribution prepayments	52	71
Other	20	19
Total	3,424	2,343

Current	679	596
Noncurrent	2,745	1,747

The Company records ICMS (State VAT) tax credits as a reduction of cost of sales, only if sufficient evidence is obtained based on legal opinion, documental and factual evidences, including the analysis of recoverability of these credits.

11.1.ICMS (State VAT)

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution. Referred system implies the prepayment of ICMS throughout the supply chain, upon receiving goods from manufacturer or importer, or their transfers to other State. The expansion of such system to a wider range of products traded at the retail stores is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Group maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS-ST included in the purchase price on behalf of the entire supply chain and then the goods are shipped to locations in other States. Such interstate shipment entitles the Group to a refund of prepaid ICMS, i.e., the ICMS of the supply chain paid at the acquisition of goods will represent a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to the refund. Only after its previous legal ratification by State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits, which occurs in periods after these credits are generated.

Since the number of items traded at the retail stores, subject to tax substitution, has been continuously increasing, the tax credits to be refunded by the Company and subsidiaries have also grown. The Group has been using such authorized tax credits to offset against state tax liabilities owed after having obtained Special Regime and also through other procedures determined by state rules.

In 2017, the Company re-assessed its position in relation to the recognition of ICMS (State VAT) tax substitution system – “ICMS-ST” related to prior periods, and started taking credits over sales since November 2016, when the Supreme Court (“STF”) ruled that all tax payers have the right over the difference between the ICMS-ST paid in advance by the supplier and included in the purchase price, and the effective margin on the sale. As a result of a new ruling (CAT 42), enacted in May 2018, which provided alternatives to realize the ICMS ST tax credits for the state of São Paulo, the provision booked in 2017 was reversed.

The Group understands that future realization of ICMS tax credits is probable based on a feasibility study, on the expectation of future growth and the expected offset against tax debts from its operations. The projections on the realization of ICMS balances are revised at least anualy by the occasion of the annual strategic planning approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the recoverability of ICMS tax credits, net of provision of R$28, as shown below:

Up to one year	347
From 1 to 2 years	401
From 2 to 3 years	408
From 3 to 4 years	389
From 4 to 5 years	193
More than 5 years	569
2,307

11.2.PIS and COFINS credit

The Group records PIS and COFINS credits when it obtains enough evidence to conclude that it is entitled to these credits. Evidence include i) Interpretation of tax legislation, ii) internal and external factors as legal and market interpretations and iii) accounting evaluation about the matter. These tax credits are recorded as a reduction of profit and loss accounts depending on the nature of tax credits calculated and recorded.